Fair Value of Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value of Plan Assets by Level within Fair Value Hierarchy

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	2025
	Level 1	Level 2	Level 3	Total
Avista Corp. Company Stock Fund	$19,092,877	$—	$—	$19,092,877
Self-Directed Securities	17,395,322	—	—	17,395,322
Mutual Funds	885,418,068	—	—	885,418,068
Collective Trust	—	33,352,373	—	33,352,373
Total Investments at Fair Value	$921,906,267	$33,352,373	$—	$955,258,640

	2024
	Level 1	Level 2	Level 3	Total
Avista Corp. Company Stock Fund	$16,899,724	$—	$—	$16,899,724
Self-Directed Securities	14,943,677	—	—	14,943,677
Mutual Funds	765,706,391	—	—	765,706,391
Collective Trust	—	37,524,876	—	37,524,876
Total Investments at Fair Value	$797,549,792	$37,524,876	$—	$835,074,668